7. Restricted cash (Details narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash
Restricted cash in foreign currency	R$ 433,304	R$ 22,094
Amount of guarantee for legal proceedings	R$ 33,928